Property, Plant and Equipment, Net - Summary of Changes in Cost of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	$ 1,081.3
Ending balance	1,405.2	$ 1,081.3
Freehold Land [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	6.6
Ending balance	6.7	6.6
Buildings [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	39.2
Ending balance	52.4	39.2
Machinery & Equipment [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	691.7
Ending balance	697.6	691.7
Computer Hardware [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1.9
Ending balance	4.0	1.9
Right-of-use assets [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	3.4
Ending balance	6.2	3.4
Property under construction [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	338.5
Ending balance	638.3	338.5
Gross carrying amount [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1,528.3	1,096.5
Additions	439.9	333.3
Transfers	0.0	0.2
Disposals	(42.0)	(0.2)
Foreign exchange	4.1	98.5
Ending balance	1,930.3	1,528.3
Gross carrying amount [member] | Freehold Land [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	6.6	6.1
Additions	0.0	0.0
Transfers	0.1	0.0
Disposals	0.0	0.0
Foreign exchange	0.0	0.5
Ending balance	6.7	6.6
Gross carrying amount [member] | Buildings [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	73.1	65.9
Additions	0.0	0.0
Transfers	17.9	1.6
Disposals	(0.1)	0.0
Foreign exchange	0.1	5.6
Ending balance	91.0	73.1
Gross carrying amount [member] | Machinery & Equipment [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1,102.8	900.3
Additions	3.3	3.2
Transfers	115.1	121.6
Disposals	(41.7)	(0.1)
Foreign exchange	1.5	77.8
Ending balance	1,181.0	1,102.8
Gross carrying amount [member] | Computer Hardware [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	3.0	1.4
Additions	0.0	0.0
Transfers	2.6	1.5
Disposals	0.0	0.0
Foreign exchange	0.0	0.1
Ending balance	5.6	3.0
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	4.3	4.0
Additions	0.0	0.0
Transfers	3.3	0.0
Disposals	0.0	0.0
Foreign exchange	0.1	0.3
Ending balance	7.7	4.3
Gross carrying amount [member] | Property under construction [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	338.5	118.8
Additions	436.6	330.1
Transfers	(139.0)	(124.5)
Disposals	(0.2)	(0.1)
Foreign exchange	2.4	14.2
Ending balance	$ 638.3	$ 338.5